Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

	Power grid rights	Software	Goodwill	Customer portfolio	Other	Total
	(€’000)
Cost:
As at January 1, 2017	18,582	21,519	—	—	2,165	42,266
Additions	3,466	5,326	—	—	—	8,792
Acquisitions through business combinations	—	—	38,900	28,005	—	66,905
Exchange differences	(228)	(35)	—	—	—	(263)
Disposals	—	—	—	—	—	—
As at December 31, 2017	21,820	26,810	38,900	28,005	2,165	117,700
Accumulated amortization and impairment:
As at January 1, 2017	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Amortization	(773)	(2,619)	—	(1,167)	(108)	(4,667)
Exchange differences	—	32	—	—	—	32
Disposals	—	—	—	—	—	—
As at December 31, 2017	(3,005)	(12,403)	—	(1,167)	(1,632)	(18,207)
Carrying amount as at December 31, 2017	18,815	14,407	38,900	26,838	533	99,493
Cost:
As at January 1, 2016	16,091	16,322	—	—	2,165	34,578
Additions	3,647	5,282	—	—	—	8,929
Exchange differences	(1,156)	(85)	—	—	—	(1,241)
Disposals	—	—	—	—	—	—
As at December 31, 2016	18,582	21,519	—	—	2,165	42,266
Accumulated amortization and impairment:
As at January 1, 2016	(1,688)	(8,285)	—	—	(1,411)	(11,384)
Amortization	(544)	(1,612)	—	—	(113)	(2,269)
Exchange differences	—	81	—	—	—	81
Disposals	—	—	—	—	—	—
As at December 31, 2016	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Carrying amount as at December 31, 2016	16,350	11,703	—	—	641	28,694
Cost:
As at January 1, 2015	12,833	13,039	—	—	2,165	28,037
Additions	2,792	3,733	—	—	—	6,525
Exchange differences	466	43	—	—	—	509
Disposals	—	(493)	—	—	—	(493)
As at December 31, 2015	16,091	16,322	—	—	2,165	34,578
Accumulated amortization and impairment:
As at January 1, 2015	(1,297)	(6,447)	—	—	(1,297)	(9,041)
Amortization	(391)	(2,290)	—	—	(114)	(2,795)
Exchange differences	—	(41)	—	—	—	(41)
Disposals	—	493	—	—	—	493
As at December 31, 2015	(1,688)	(8,285)	—	—	(1,411)	(11,384)
Carrying amount as at December 31, 2015	14,403	8,037	—	—	754	23,194

Summary Of Key Assumptions Used In Calculating Recoverable Amount

Percentages	2017	2016	2015
Discount rate (pre-tax)	8.2%	n/a	n/a
Terminal value growth rate	1.1%	n/a	n/a
Budgeted Adjusted EBITDA growth rate throughout the forecast	0.0%	n/a	n/a